RANDALL W. HEINRICH, P.C.
                           8 Greenway Plaza, Suite 818
                              Houston, Texas 77046

Telephone: 713/951-9100                                    Fax: 713/961-3082

                                  July 26, 2006

VIA EDGAR

Ms. Tangela S. Richter
Branch Chief
U.S. Securities and Exchange Commission 450 5th Street, N.W.
Washington, D.C. 20549-0405

Re: Registration Statement on Form SB-2 File No. 333-131411 Filed by Westside Energy Corporation (the "Registration Statement")

Dear Ms. Richter:

         In connection with the transmission of this letter, Westside Energy Corporation (the "Company") is filing Amendment No. 3 to the Registration Statement. This letter responds to the comment made in your comments letter dated July 21, 2006.

Form SB-2

General

1. We note you acquired all of the outstanding equity interests in EBS Oil and Gas Partners Production Company, L.P. Please provide us with your analysis of whether the acquisition is significant under Rule 3-05 of Regulation S-X such that historical financial statements and pro forma financial information will be required to be filed. In this regard, please note that if the acquisition is sufficiently significant, this information will be required to be filed prior to effectiveness of this registration statement.

         RESPONSE: The initial purchase price for the acquisition of EBS Oil and Gas Partners Production Company, L.P. and EBS Oil and Gas Partners Operating Company, L.P. (collectively, "EBS") on March 15, 2006 was set at $9,804,839. The total assets of Westside Energy Corporation as of December 31, 2005 were $18,067,329. Therefore, the Company has determined that the acquisition of EBS is a significant acquisition. The audited financial statements of EBS have been included in Amendment No. 3 to the Registration Statement beginning on page I-1. The pro forma financial information has been included in such Amendment beginning on page G-1.

         In addition to the preceding, Amendment No. 3 to the Registration Statement contains a number of minor changes. These changes have been marked in the Amendment as filed through EDGAR. I will e-mail to Jason Wynn a marked, Microsoft word version of the Amendment so that the changes can be seen more easily.

         We hope that we have adequately responded to your comment. If you have any additional comments, questions or requests for further clarifications, please contact the undersigned. We are interested in completing the Registration Statement and having it declared effective as soon as possible. Thank you for your attention to this matter. We look forward to hearing from you.

                                            Very truly yours,



                                            Randall W. Heinrich